UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-2739

Merrill Lynch Basic Value Fund, Inc.

Address:  P.O. Box 9011
          Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Basic Value Fund, Inc., 800 Scudders Mill Road,
Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011, Princeton,
NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 6/30/03

Date of reporting period: 07/01/02 - 12/31/02

Item 1 - Is shareholder report attached? - Y

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 -  Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8--Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

 Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits
10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

<ITEM 1>

(BULL LOGO)
Merrill Investment Managers


Semi-Annual Report
December 31, 2002


Merrill Lynch
Basic Value
Fund, Inc.


www.mlim.ml.com



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch Basic Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH BASIC VALUE FUND, INC.


TO OUR SHAREHOLDERS


For the six-month period ended December 31, 2002, Merrill Lynch Basic Value Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of -10.23%, -10.66%, -10.70% and -10.34%, respectively. The Fund's returns outperformed the -12.58% return for the unmanaged Standard & Poor's (S&P) 500 Barra Value Index for the same period. For the year ended December 31, 2002, the Fund's Class A, Class B, Class C and Class D Shares had total returns of -16.79%, -17.64%, -17.65% and -17.03%, respectively, outdistancing the -20.85% return for the S&P 500 Barra Value Index. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.) While we achieved good relative performance, we know that having positive absolute returns are what we are all interested in. That said, we cannot change the environment; we can only do our best within the framework of what the environment is, and clearly, the last three years have been a period where preserving capital has been paramount. In that three-year time frame, the Fund's performance of -14.59%, -17.16%, -17.20% and -15.25% for Class A, Class B, Class C
and Class D Shares, respectively, has fared much better than the -23.53% return for the Dow Jones Industrial Average, the -37.61% return for the S&P 500 Index and the -67.18% return for the NASDAQ Composite Index.

While we are pleased with our relative performance, 2002 did not turn out as expected on an absolute basis. If someone had told us in the beginning of the year that we would have 3+% gross domestic product growth, 5.5% productivity growth, no inflation and a year-ending Federal Funds rate of 1.25%, it would have been inconceivable for us to believe that the S&P 500 Index would be down 22.1%. Impossible, especially considering that we were coming off two back-to-back down years. 2002 news headlines centered around corporate governance and global conflict: Enron Corporation, WorldCom, Inc., Tyco International Ltd., Iraq, North Korea and worries of future terrorist attacks. These were the issues that caused confidence to plummet and confidence in the financial markets to evaporate.

Economic issues had less to do with the destruction in equity prices than geopolitical worries and accounting fears. There is no doubt that we did not experience a powerful economic recovery in 2002. On its own, the economy was healthy enough to provide for a much better stock market had the above issues been less of a factor. In a vacuum, it was not the U.S. economy that was broken. 2002-reported economic statistics, albeit choppy, bore that out. It was confidence that was lost and shattered in an environment where the overriding concern was "Can you trust the numbers?" While we underestimated the damage those issues would have on equity prices, new legislation has already been put into place requiring chief executive officers to sign off on their reported results. While it may take time for confidence to be restored, we should at least be comforted by the notion that when the United States faces a crisis, immediate action is taken. Geopolitical issues in the aftermath of September 11, 2001 also weighed on the market for most of 2002. In the early months of 2003, the significant uncertainty surrounding Iraq is likely to be resolved in what we hope is a positive outcome. We believe a resolution would be viewed as a positive lift for the market.


Portfolio Matters
During the six-month period ended December 31, 2002, we generated positive performance from security selection across a number of sectors including: consumer discretionary (Fox Entertainment Group, Inc. and Tribune Company); consumer staples (Sara Lee Corporation, The Clorox Company and The Procter & Gamble Company); energy (Halliburton Company); financials (Wells Fargo Company and Wachovia Corporation); health care (Boston Scientific Corporation and Merck & Co., Inc.); industrials (Deere & Company and Eaton Corporation); information technology (International Business Machines Corporation, Unisys Corporation and Hewlett-Packard Company); and materials (E.I. du Pont de Nemours and Company).




Merrill Lynch Basic Value Fund, Inc., December 31, 2002


Disappointing stock performance came across a variety of sectors as well during the period. These sectors included: technology (Philips Electronics NV and Motorola Inc.); consumer discretionary (McDonald's Corporation); energy (Diamond Offshore Drilling, Inc. and Unocal Corporation); industrials (Honeywell International Inc.); materials (Georgia-Pacific Group, Phelps Dodge Corporation and International Paper Company); and communications (Verizon Communications).

For the six-month period ended December 31, 2002, security purchases totaled $1.1 billion (15.6% of net assets) and security sales equaled $1.3 billion (18.5% of net assets). Companies that we added to the portfolio included Alcan Aluminium Ltd., AOL Time Warner Inc., The Boeing Company, GlobalSantaFe Corporation, Kimberly-Clark Corporation, The Limited, Inc., Lincoln National Corporation and Raytheon Company.

In the particular case of Kimberly-Clark, a leading personal care products company, the company has been plagued by a myriad of issues, including intensified competitive pressures, weak Latin American results, adverse currency trends and new product launch costs. The good news is that these impediments are expected to ease as we progress through 2003. Thus, with the shares trading at a very reasonable 14 times 2003 earnings per share, the risk/ reward appears favorable to us. Kimberly-Clark holds a commanding share in many attractive categories, enjoys high profit margins and generates sizeable cash flow.

The Boeing Company's shares were purchased given the historically low valuation parameters assigned to the shares. At current prices, Boeing shares reflect continued deterioration of the commercial aircraft business, which, we believe, is nearing its bottom. Furthermore, geopolitical unease bodes well for the defense segment of the company, which produces the lion's share of earnings.

Guidant Corporation, a medical devices company, was purchased on news that its efforts to establish a drug-coated stent had failed. The shares were trading at a price that valued only Guidant's non-stent business. As the company pursues yet another avenue to enter the lucrative drug-coated stent market, we believe that the valuation and earnings should improve, providing ample reward for shareholders.

AOL Time Warner shares were purchased as investors are overdiscounting the dire straits of the AOL on-line business segment. While challenged with strategic issues in this one division, the remaining assets, which account for 80% of total profits, are performing well and are being overlooked.

Other additions to existing positions in order of magnitude included Royal Dutch Petroleum Company, Exxon Mobil Corporation, Honeywell
International Inc., Morgan Stanley, International Paper Company,
Motorola, Inc. and National Semiconductor Corporation.

On the sell side, we eliminated our holdings in Boston Scientific Corporation, The Clorox Company and Gannett Co., Inc., all with sizeable gains after the stocks reached our price targets. Axa, Georgia-Pacific Group, Schlumberger Limited and Vivendi Universal were sold at losses following disappointing earnings outlooks.

Reductions to current holdings in order of most capital raised included The Procter & Gamble Company, Hewlett-Packard Company,
Tribune Company, Fox Entertainment Group, Inc. and Bank of America
Corporation.

2002 marked the third consecutive year that the market declined, the first time that has happened since the Great Depression days of 1939 - 1941. In fact, December 2002 was the worst December for the equity market since 1931. What is ahead in 2003? While certainly cognizant of the risks, both geopolitical and economic, accommodative monetary and fiscal policy, low inflation, rising productivity, improving profitability for corporate America and reasonable valuations lead us to conclude that 2003 should be a recovery year for the U.S. stock market. If it was only the economy that mattered in 2002, last year might have been the recovery year we envisioned at the start. We have witnessed a worse economy than the one we have today. We view the real estate recession of 1990 - 1991 as far worse, as it strained the banking system almost to the point of failure. It was the factors of reprehensible corporate governance and geopolitical concerns that held the market back in 2002. If these issues are minimized and contained, it is our belief that we are in for a positive return for the market in the year ahead. We remain positioned for a cyclical rebound in the market and a sustained economic recovery. We have overweighted positions in consumer staples, health care, information technology, consumer discretionary, materials and energy. We have underweighted positions in financials, telecommunication services, industrials and cash.



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


In Conclusion
We thank you for your continued support and investment in Merrill
Lynch Basic Value Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director/Trustee



(Kevin M. Rendino)
Kevin M. Rendino
Senior Vice President and
Co-Portfolio Manager



(Robert J. Martorelli)
Robert J. Martorelli
Senior Vice President and
Co-Portfolio Manager



January 31, 2003


We are pleased to announce that Robert J. Martorelli has been named Co-Portfolio Manager of Merrill Lynch Basic Value Fund, Inc. Mr. Martorelli has been First Vice President of Merrill Lynch Investment Managers, L.P. since 1997, Vice President thereof from 1987 to 1997 and Portfolio Manager thereof since 1987.



PORTFOLIO INFORMATION


As of December 31, 2002


                                    Percent of
Ten Largest Equity Holdings         Net Assets

Exxon Mobil Corporation                 4.3%
Wells Fargo Company                     4.1
Royal Dutch Petroleum Company
   (NY Registered Shares)               3.1
Wachovia Corporation                    3.1
Unocal Corporation                      3.1
Citigroup Inc.                          3.0
Deere & Company                         2.8
American International Group, Inc.      2.7
Bank One Corporation                    2.6
E.I. du Pont de Nemours and
   Company                              2.4




Merrill Lynch Basic Value Fund, Inc., December 31, 2002


PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contin-gent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


PERFORMANCE DATA (continued)


Average Annual Total Return



                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 12/31/02                   -16.79%        -21.16%
Five Years Ended 12/31/02                 + 1.16         + 0.07
Ten Years Ended 12/31/02                  +10.34         + 9.75

*Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class B Shares*

One Year Ended 12/31/02                   -17.64%        -20.83%
Five Years Ended 12/31/02                 + 0.13         - 0.12
Ten Years Ended 12/31/02                  + 9.22         + 9.22

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class C Shares*

One Year Ended 12/31/02                   -17.65%        -18.45%
Five Years Ended 12/31/02                 + 0.12         + 0.12
Inception (10/21/94) through 12/31/02     + 8.44         + 8.44

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class D Shares*

One Year Ended 12/31/02                   -17.03%        -21.39%
Five Years Ended 12/31/02                 + 0.90         - 0.18
Inception (10/21/94) through 12/31/02     + 9.28         + 8.57

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


PERFORMANCE DATA (concluded)


Recent Performance Results

                                                                         Ten-Year/
                                          6-Month        12-Month     Since Inception
As of December 31, 2002                 Total Return   Total Return     Total Return
ML Basic Value Fund Class A Shares*        -10.23%        -16.79%         +167.48%
ML Basic Value Fund Class B Shares*        -10.66         -17.64          +141.57
ML Basic Value Fund Class C Shares*        -10.70         -17.65          + 94.21
ML Basic Value Fund Class D Shares*        -10.34         -17.03          +107.00
S&P 500 Index**                            -10.30         -22.10      +144.33/+114.22
S&P 500 Barra Value Index***               -12.58         -20.85      +145.31/+102.18

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The
Fund's ten-year/since inception periods are ten years for Class A &
Class B Shares and from 10/21/94 for Class C & Class D Shares, respectively.
**This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly
NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. Ten-year/since inception total returns are for ten years and from 10/31/94, respectively.
***This unmanaged Index is a capitalization-weighted index of those stocks in the S&P 500 Index that have lower price-to-book ratios.
Ten-year/since inception total returns are for ten years and from 10/31/94, respectively.



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


FINANCIAL INFORMATION


Statement of Assets and Liabilities                                                    Merrill Lynch Basic Value Fund, Inc.

                  As of December 31, 2002
Assets:           Investment in Master Basic Value Trust, at value
                  (identified cost--$6,621,306,023)                                                         $ 6,995,627,585
                  Prepaid registration fees                                                                          89,488
                                                                                                            ---------------
                  Total assets                                                                                6,995,717,073
                                                                                                            ---------------

Liabilities:      Distributor payable                                                                             2,265,504
                  Accrued expenses                                                                                1,050,600
                                                                                                            ---------------
                  Total liabilities                                                                               3,316,104
                                                                                                            ---------------

Net Assets:       Net assets                                                                                $ 6,992,400,969
                                                                                                            ===============

Net Assets        Class A Shares of Common Stock, $.10 par value, 400,000,000
Consist of:       shares authorized                                                                         $    14,322,650
                  Class B Shares of Common Stock, $.10 par value, 400,000,000
                  shares authorized                                                                               7,246,961
                  Class C Shares of Common Stock, $.10 par value, 200,000,000
                  shares authorized                                                                               2,096,222
                  Class D Shares of Common Stock, $.10 par value, 200,000,000
                  shares authorized                                                                               6,515,246
                  Paid-in capital in excess of par                                                            6,770,663,553
                  Undistributed investment income--net                                    $       410,776
                  Accumulated realized capital losses on investments from the
                  Trust--net                                                                (183,176,001)
                  Unrealized appreciation on investments from the Trust--net                  374,321,562
                                                                                          ---------------
                  Total accumulated earnings--net                                                               191,556,337
                                                                                                            ---------------
                  Net assets                                                                                $ 6,992,400,969
                                                                                                            ===============

Net Asset Value:  Class A--Based on net assets of $3,345,843,174 and 143,226,504
                  shares outstanding                                                                        $         23.36
                                                                                                            ===============
                  Class B--Based on net assets of $1,659,326,577 and 72,469,609
                  shares outstanding                                                                        $         22.90
                                                                                                            ===============
                  Class C--Based on net assets of $470,186,905 and 20,962,223
                  shares outstanding                                                                        $         22.43
                                                                                                            ===============
                  Class D--Based on net assets of $1,517,044,313 and 65,152,462
                  shares outstanding                                                                        $         23.28
                                                                                                            ===============

See Notes to Financial Statements.



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


FINANCIAL INFORMATION (continued)


Statement of Operations                                                                Merrill Lynch Basic Value Fund, Inc.

                  For the Six Months Ended December 31, 2002
Investment        Net investment income allocated from the Trust:
Income from the      Dividends (net of $578,910 foreign withholding tax)                                    $    69,749,401
Trust--Net:          Interest                                                                                     2,066,635
                     Securities lending--net                                                                        801,879
                     Expenses                                                                                  (15,760,957)
                                                                                                            ---------------
                  Net investment income from the Trust                                                           56,856,958
                                                                                                            ---------------

Expenses:         Account maintenance and distribution fees--Class B                      $     8,878,968
                  Transfer agent fees--Class A                                                  2,847,399
                  Account maintenance and distribution fees--Class C                            2,406,510
                  Account maintenance fees--Class D                                             1,946,388
                  Transfer agent fees--Class B                                                  1,696,222
                  Transfer agent fees--Class D                                                  1,276,376
                  Transfer agent fees--Class C                                                    485,682
                  Printing and shareholder reports                                                144,711
                  Registration fees                                                                97,180
                  Professional fees                                                                77,219
                  Directors' fees and expenses                                                     17,962
                  Other                                                                            19,815
                                                                                          ---------------
                  Total expenses                                                                                 19,894,432
                                                                                                            ---------------
                  Investment income--net                                                                         36,962,526
                                                                                                            ---------------

Realized &        Realized loss on investments from the Trust--net                                            (117,828,772)
Unrealized Loss   Change in unrealized appreciation on investments from the
from the          Trust--net                                                                                  (789,445,703)
Trust--Net:                                                                                                 ---------------
                  Total realized and unrealized loss from the Trust--net                                      (907,274,475)
                                                                                                            ---------------
                  Net Decrease in Net Assets Resulting from Operations                                      $ (870,311,949)
                                                                                                            ===============

See Notes to Financial Statements.



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


FINANCIAL INFORMATION (continued)


Statements of Changes in Net Assets                                                    Merrill Lynch Basic Value Fund, Inc.

                                                                                            For the Six          For the
                                                                                            Months Ended        Year Ended
                                                                                            December 31,         June 30,
Increase (Decrease) in Net Assets:                                                              2002               2002
Operations:       Investment income--net                                                  $    36,962,526   $    69,701,061
                  Realized gain (loss) on investments from the Trust--net                   (117,828,772)       163,985,596
                  Change in unrealized appreciation on investments from the
                  Trust--net                                                                (789,445,703)   (1,253,541,135)
                                                                                          ---------------   ---------------
                  Net decrease in net assets resulting from operations                      (870,311,949)   (1,019,854,478)
                                                                                          ---------------   ---------------

Dividends &       Investment income--net:
Distributions to     Class A                                                                 (49,088,458)      (51,997,196)
Shareholders:        Class B                                                                  (4,440,205)       (6,556,952)
                     Class C                                                                  (1,875,542)       (1,733,298)
                     Class D                                                                 (17,970,278)      (18,068,168)
                  Realized gain on investments from the Trust--net:
                     Class A                                                                 (94,987,362)     (388,624,020)
                     Class B                                                                 (50,808,427)     (260,912,962)
                     Class C                                                                 (13,766,398)      (43,091,171)
                     Class D                                                                 (42,802,984)     (163,037,191)
                                                                                          ---------------   ---------------
                  Net decrease in net assets resulting from dividends and
                  distributions to shareholders                                             (275,739,654)     (934,020,958)
                                                                                          ---------------   ---------------

Capital Share     Net increase (decrease) in net assets derived from capital
Transactions:     share transactions                                                        (150,053,931)       841,533,280
                                                                                          ---------------   ---------------

Net Assets:       Total decrease in net assets                                            (1,296,105,534)   (1,112,342,156)
                  Beginning of period                                                       8,288,506,503     9,400,848,659
                                                                                          ---------------   ---------------
                  End of period*                                                          $ 6,992,400,969   $ 8,288,506,503
                                                                                          ===============   ===============

                  *Undistributed investment income--net                                   $       410,776   $    36,822,733
                                                                                          ===============   ===============

See Notes to Financial Statements.



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


FINANCIAL INFORMATION (continued)


Financial Highlights                                                                   Merrill Lynch Basic Value Fund, Inc.

                                                                                          Class A
The following per share data and ratios                       For the
have been derived from information                           Six Months
provided in the financial statements.                          Ended
                                                              Dec. 31,             For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                         2002         2002      2001+++++       2000          1999
Per Share         Net asset value, beginning of period       $    27.14   $    33.77   $    37.12   $    43.70   $    41.55
Operating                                                    ----------   ----------   ----------   ----------   ----------
Performance:      Investment income--net++                          .17          .35          .55          .66          .76
                  Realized and unrealized gain (loss)
                  on investments and from the Trust--net         (2.94)       (3.53)         2.51       (3.14)         4.61
                                                             ----------   ----------   ----------   ----------   ----------
                  Total from investment operations               (2.77)       (3.18)         3.06       (2.48)         5.37
                                                             ----------   ----------   ----------   ----------   ----------
                  Less dividends and distributions:
                     Investment income--net                       (.34)        (.40)        (.65)        (.72)        (.81)
                     Realized gain on investments and
                     from the Trust--net                          (.67)       (3.05)       (5.76)       (3.38)       (2.41)
                                                             ----------   ----------   ----------   ----------   ----------
                  Total dividends and distributions              (1.01)       (3.45)       (6.41)       (4.10)       (3.22)
                                                             ----------   ----------   ----------   ----------   ----------
                  Net asset value, end of period             $    23.36   $    27.14   $    33.77   $    37.12   $    43.70
                                                             ==========   ==========   ==========   ==========   ==========

Total             Based on net asset value per share        (10.23%)+++     (10.38%)        9.11%      (5.98%)       14.54%
Investment                                                   ==========   ==========   ==========   ==========   ==========
Return:**

Ratios to         Expenses++++                                    .61%*         .56%         .56%         .56%         .55%
Average                                                      ==========   ==========   ==========   ==========   ==========
Net Assets:       Investment income--net                         1.39%*        1.19%        1.60%        1.68%        1.95%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental      Net assets, end of period (in thousands)   $3,345,843   $3,909,901   $4,302,609   $4,426,635   $5,521,623
Data:                                                        ==========   ==========   ==========   ==========   ==========
                  Portfolio turnover                                 --           --           --       27.80%       15.52%
                                                             ==========   ==========   ==========   ==========   ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Includes the Fund's share of the Trust's allocated expenses.
+++Aggregate total investment return.
+++++On October 13, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, a mutual fund that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

See Notes to Financial Statements.



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


FINANCIAL INFORMATION (continued)


Financial Highlights (continued)                                                       Merrill Lynch Basic Value Fund, Inc.

                                                                                          Class B
The following per share data and ratios                       For the
have been derived from information                           Six Months
provided in the financial statements.                          Ended
                                                              Dec. 31,             For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                         2002         2002      2001+++++       2000          1999
Per Share         Net asset value, beginning of period       $    26.44   $    32.98   $    36.33   $    42.84   $    40.78
Operating                                                    ----------   ----------   ----------   ----------   ----------
Performance:      Investment income--net++                          .04          .05          .20          .26          .36
                  Realized and unrealized gain (loss)
                  on investments and from the Trust--net         (2.85)       (3.46)         2.46       (3.08)         4.53
                                                             ----------   ----------   ----------   ----------   ----------
                  Total from investment operations               (2.81)       (3.41)         2.66       (2.82)         4.89
                                                             ----------   ----------   ----------   ----------   ----------
                  Less dividends and distributions:
                     Investment income--net                       (.06)        (.08)        (.25)        (.31)        (.42)
                     Realized gain on investments and
                     from the Trust--net                          (.67)       (3.05)       (5.76)       (3.38)       (2.41)
                                                             ----------   ----------   ----------   ----------   ----------
                  Total dividends and distributions               (.73)       (3.13)       (6.01)       (3.69)       (2.83)
                                                             ----------   ----------   ----------   ----------   ----------
                  Net asset value, end of period             $    22.90   $    26.44   $    32.98   $    36.33   $    42.84
                                                             ==========   ==========   ==========   ==========   ==========

Total             Based on net asset value per share        (10.66%)+++     (11.33%)        8.02%      (6.94%)       13.40%
Investment                                                   ==========   ==========   ==========   ==========   ==========
Return:**

Ratios to         Expenses++++                                   1.63%*        1.58%        1.59%        1.57%        1.57%
Average                                                      ==========   ==========   ==========   ==========   ==========
Net Assets:       Investment income--net                          .36%*         .17%         .58%         .67%         .93%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental      Net assets, end of period (in thousands)   $1,659,327   $2,099,660   $2,838,319   $3,305,961   $4,846,702
Data:                                                        ==========   ==========   ==========   ==========   ==========
                  Portfolio turnover                                 --           --           --       27.80%       15.52%
                                                             ==========   ==========   ==========   ==========   ==========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Includes the Fund's share of the Trust's allocated expenses.
+++Aggregate total investment return.
+++++On October 13, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, a mutual fund that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

See Notes to Financial Statements.



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


FINANCIAL INFORMATION (continued)


Financial Highlights (continued)                                                       Merrill Lynch Basic Value Fund, Inc.

                                                                                          Class C
The following per share data and ratios                       For the
have been derived from information                           Six Months
provided in the financial statements.                          Ended
                                                              Dec. 31,             For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                         2002         2002      2001+++++       2000          1999
Per Share         Net asset value, beginning of period       $    25.96   $    32.47   $    35.88   $    42.37   $    40.39
Operating                                                    ----------   ----------   ----------   ----------   ----------
Performance:      Investment income--net++                          .04          .05          .18          .25          .35
                  Realized and unrealized gain (loss)
                  on investments and from the Trust--net         (2.81)       (3.39)         2.43       (3.04)         4.48
                                                             ----------   ----------   ----------   ----------   ----------
                  Total from investment operations               (2.77)       (3.34)         2.61       (2.79)         4.83
                                                             ----------   ----------   ----------   ----------   ----------
                  Less dividends and distributions:
                     Investment income--net                       (.09)        (.12)        (.26)        (.32)        (.44)
                     Realized gain on investments and
                     from the Trust--net                          (.67)       (3.05)       (5.76)       (3.38)       (2.41)
                                                             ----------   ----------   ----------   ----------   ----------
                  Total dividends and distributions               (.76)       (3.17)       (6.02)       (3.70)       (2.85)
                                                             ----------   ----------   ----------   ----------   ----------
                  Net asset value, end of period             $    22.43   $    25.96   $    32.47   $    35.88   $    42.37
                                                             ==========   ==========   ==========   ==========   ==========

Total             Based on net asset value per share        (10.70%)+++     (11.30%)        8.00%      (6.95%)       13.36%
Investment                                                   ==========   ==========   ==========   ==========   ==========
Return:**

Ratios to         Expenses++++                                   1.64%*        1.59%        1.59%        1.58%        1.58%
Average                                                      ==========   ==========   ==========   ==========   ==========
Net Assets:       Investment income--net                          .35%*         .16%         .56%         .66%         .92%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental      Net assets, end of period (in thousands)   $  470,187   $  541,921   $  435,973   $  413,240   $  535,132
Data:                                                        ==========   ==========   ==========   ==========   ==========
                  Portfolio turnover                                 --           --           --       27.80%       15.52%
                                                             ==========   ==========   ==========   ==========   ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Includes the Fund's share of the Trust's allocated expenses.
+++Aggregate total investment return.
+++++On October 13, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, a mutual fund that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

See Notes to Financial Statements.



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


FINANCIAL INFORMATION (concluded)


Financial Highlights (concluded)                                                       Merrill Lynch Basic Value Fund, Inc.

                                                                                          Class D
The following per share data and ratios                       For the
have been derived from information                           Six Months
provided in the financial statements.                          Ended
                                                              Dec. 31,             For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                         2002         2002      2001+++++       2000          1999
Per Share         Net asset value, beginning of period       $    27.01   $    33.63   $    36.99   $    43.55   $    41.42
Operating                                                    ----------   ----------   ----------   ----------   ----------
Performance:      Investment income--net++                          .14          .27          .46          .56          .65
                  Realized and unrealized gain (loss)
                  on investments and from the Trust--net         (2.92)       (3.52)         2.50       (3.12)         4.61
                                                             ----------   ----------   ----------   ----------   ----------
                  Total from investment operations               (2.78)       (3.25)         2.96       (2.56)         5.26
                                                             ----------   ----------   ----------   ----------   ----------
                  Less dividends and distributions:
                     Investment income--net                       (.28)        (.32)        (.56)        (.62)        (.72)
                     Realized gain on investments and
                     from the Trust--net                          (.67)       (3.05)       (5.76)       (3.38)       (2.41)
                                                             ----------   ----------   ----------   ----------   ----------
                  Total dividends and distributions               (.95)       (3.37)       (6.32)       (4.00)       (3.13)
                                                             ----------   ----------   ----------   ----------   ----------
                  Net asset value, end of period             $    23.28   $    27.01   $    33.63   $    36.99   $    43.55
                                                             ==========   ==========   ==========   ==========   ==========

Total             Based on net asset value per share        (10.34%)+++     (10.62%)        8.82%      (6.19%)       14.25%
Investment                                                   ==========   ==========   ==========   ==========   ==========
Return:**

Ratios to         Expenses++++                                    .86%*         .81%         .81%         .80%         .80%
Average                                                      ==========   ==========   ==========   ==========   ==========
Net Assets:       Investment income--net                         1.13%*         .94%        1.34%        1.43%        1.69%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental      Net assets, end of period (in thousands)   $1,517,044   $1,737,025   $1,823,948   $1,764,541   $1,980,153
Data:                                                        ==========   ==========   ==========   ==========   ==========
                  Portfolio turnover                                 --           --           --       27.80%       15.52%
                                                             ==========   ==========   ==========   ==========   ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Includes the Fund's share of the Trust's allocated expenses.
+++Aggregate total investment return.
+++++On October 13, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, a mutual fund that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

See Notes to Financial Statements.



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


NOTES TO FINANCIAL STATEMENTS


Merrill Lynch Basic Value Fund, Inc.


1. Significant Accounting Policies:
Merrill Lynch Basic Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Basic Value Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at December 31, 2002 was 99.8%.
The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:



                                 Account         Distribution
                             Maintenance Fee         Fee

Class B                            .25%             .75%
Class C                            .25%             .75%
Class D                            .25%               --



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


NOTES TO FINANCIAL STATEMENTS (continued)


Merrill Lynch Basic Value Fund, Inc.


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended December 31, 2002, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:


                                  FAMD          MLPF&S

Class A                         $ 4,504       $ 55,231
Class D                         $11,440       $178,222


For the six months ended December 31, 2002, MLPF&S received contingent deferred sales charges of $770,786 and $91,676 relating to transactions in Class B and Class C Shares of the Fund, respectively.

Furthermore, MLPF&S received contingent deferred sales charges of $328 and $2,625 relating to transactions subject to front-end sales charge waivers in Class A and Class D Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Increases and decreases in the Fund's investment in the Trust for the six months ended December 31, 2002 were $197,291,238 and $644,363,180, respectively.


4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions was $(150,053,931) and $841,533,280 for the six months ended December 31, 2002 and the year ended June 30, 2002, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the
Six Months Ended                                          Dollar
December 31, 2002                        Shares           Amount

Shares sold                           11,502,411     $  268,623,148
Shares issued to shareholders
in reinvestment of dividends
and distributions                      5,439,951        128,721,636
                                  --------------     --------------
Total issued                          16,942,362        397,344,784
Shares redeemed                     (17,802,986)      (415,484,641)
                                  --------------     --------------
Net decrease                           (860,624)     $ (18,139,857)
                                  ==============     ==============



Class A Shares for the
Year Ended                                                Dollar
June 30, 2002                            Shares           Amount

Shares sold                           28,878,205     $  850,196,713
Shares issued to shareholders
in reinvestment of dividends
and distributions                     12,887,122        388,178,236
                                  --------------     --------------
Total issued                          41,765,327      1,238,374,949
Shares redeemed                     (25,084,435)      (724,888,516)
                                  --------------     --------------
Net increase                          16,680,892     $  513,486,433
                                  ==============     ==============



Class B Shares for the
Six Months Ended                                          Dollar
December 31, 2002                        Shares           Amount

Shares sold                            5,908,142     $  135,389,563
Shares issued to shareholders
in reinvestment of dividends
and distributions                      2,125,768         49,165,466
                                  --------------     --------------
Total issued                           8,033,910        184,555,029
Automatic conversion of shares       (3,648,989)       (84,395,259)
Shares redeemed                     (11,316,367)      (257,553,564)
                                  --------------     --------------
Net decrease                         (6,931,446)     $(157,393,794)
                                  ==============     ==============




Merrill Lynch Basic Value Fund, Inc., December 31, 2002


NOTES TO FINANCIAL STATEMENTS (concluded)


Merrill Lynch Basic Value Fund, Inc.



Class B Shares for the

Year Ended                                                Dollar
June 30, 2002                            Shares           Amount

Shares sold                           16,487,000     $  472,656,912
Shares issued to shareholders
in reinvestment of dividends
and distributions                      7,950,833        234,739,364
                                  --------------     --------------
Total issued                          24,437,833        707,396,276
Automatic conversion of shares      (10,734,722)      (305,705,641)
Shares redeemed                     (20,375,322)      (580,244,282)
                                  --------------     --------------
Net decrease                         (6,672,211)     $(178,553,647)
                                  ==============     ==============



Class C Shares for the
Six Months Ended                                          Dollar
December 31, 2002                        Shares           Amount

Shares sold                            2,392,371     $   53,907,808
Shares issued to shareholders
in reinvestment of dividends
and distributions                        621,702         14,094,151
                                  --------------     --------------
Total issued                           3,014,073         68,001,959
Shares redeemed                      (2,930,350)       (65,427,541)
                                  --------------     --------------
Net increase                              83,723     $    2,574,418
                                  ==============     ==============



Class C Shares for the
Year Ended                                                Dollar
June 30, 2002                            Shares           Amount

Shares sold                            9,500,715     $  268,545,342
Shares issued to shareholders
in reinvestment of dividends
and distributions                      1,368,761         39,677,313
                                  --------------     --------------
Total issued                          10,869,476        308,222,655
Shares redeemed                      (3,418,024)       (95,496,042)
                                  --------------     --------------
Net increase                           7,451,452     $  212,726,613
                                  ==============     ==============



Class D Shares for the
Six Months Ended                                          Dollar
December 31, 2002                        Shares           Amount

Shares sold                            4,135,872     $   96,809,799
Automatic conversion of shares         3,575,745         84,395,259
Shares issued to shareholders
in reinvestment of dividends
and distributions                      2,311,118         54,486,981
                                  --------------     --------------
Total issued                          10,022,735        235,692,039
Shares redeemed                      (9,174,310)      (212,786,737)
                                  --------------     --------------
Net increase                             848,425     $   22,905,302
                                  ==============     ==============



Class D Shares for the
Year Ended                                                Dollar
June 30, 2002                            Shares           Amount

Shares sold                            8,417,289     $  244,441,073
Automatic conversion of shares        10,531,057        305,705,641
Shares issued to shareholders
in reinvestment of dividends
and distributions                      5,363,154        161,058,182
                                  --------------     --------------
Total issued                          24,311,500        711,204,896
Shares redeemed                     (14,241,923)      (417,331,015)
                                  --------------     --------------
Net increase                          10,069,577     $  293,873,881
                                  ==============     ==============



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


SCHEDULE OF INVESTMENTS                                                                            Master Basic Value Trust

                           Shares                                                                                Percent of
Industry*                   Held                 Stocks                                 Cost            Value    Net Assets
Above-Average Yield

Diversified             1,505,300   AT&T Corp.                                    $   44,887,241    $   39,303,383     0.6%
Telecommunication
Services
Metals & Mining         1,422,700   Alcan Aluminium Ltd.                              37,187,074        41,998,104      0.6
Pharmaceuticals         3,623,200   Bristol-Myers Squibb Company                     143,967,335        83,877,080      1.2
Chemicals               3,913,800   E.I. du Pont de Nemours and Company              159,927,519       165,945,120      2.4
Oil & Gas               8,686,600   Exxon Mobil Corporation                          136,033,216       303,509,804      4.3
Personal Products       3,512,400   The Gillette Company                             106,753,967       106,636,464      1.5
Aerospace & Defense     5,468,300   Honeywell International Inc.                     155,357,062       131,239,200      1.9
Diversified             3,512,400   J.P. Morgan Chase & Co.                          134,453,340        84,297,600      1.2
Financials
Oil & Gas               2,071,500   Kerr-McGee Corporation                           121,095,770        91,767,450      1.3
Insurance               1,003,500   Lincoln National Corporation                      28,395,404        31,690,530      0.5
Oil & Gas               5,017,700   Royal Dutch Petroleum Company
                                    (NY Registered Shares)                           169,234,204       220,879,154      3.1
Diversified             3,372,900   SBC Communications Inc.                           85,168,537        91,439,319      1.3
Telecommunication
Services
Food Products           4,200,000   Sara Lee Corporation                              88,301,920        94,542,000      1.3
Diversified             3,026,300   Verizon Communications                            79,534,603       117,269,125      1.7
Telecommunication
Services
Banks                   6,018,500   Wachovia Corporation                             207,434,604       219,314,140      3.1
                                                                                  --------------    --------------    -----
                                                                                   1,697,731,796     1,823,708,473     26.0


Below-Average Price/Earnings Ratio

Insurance               3,512,400   ACE Limited                                      101,297,163       103,053,816      1.5
Insurance               3,084,000   The Allstate Corporation                          33,007,355       114,077,160      1.6
Insurance               3,300,000   American International Group, Inc.                88,685,858       190,905,000      2.7
Computers &             2,107,400   ++Apple Computer, Inc.                            35,825,289        30,199,042      0.4
Peripherals
Banks                   1,309,300   Bank of America Corporation                       23,094,016        91,088,001      1.3
Banks                   5,017,600   Bank One Corporation                             154,056,627       183,393,280      2.6
Machinery               1,003,500   Caterpillar Inc.                                  44,176,607        45,880,020      0.7
Diversified             6,018,500   Citigroup Inc.                                    26,574,419       211,791,015      3.0
Financials
Auto Components         8,530,100   Delphi Automotive Systems Corporation            111,153,500        68,667,305      1.0
Machinery                 903,200   Eaton Corporation                                 44,823,436        70,548,952      1.0
Automobiles             4,515,900   Ford Motor Company                                74,573,536        41,997,870      0.6
Health Care Equipment   1,252,100   ++Guidant Corporation                             37,423,065        38,627,285      0.6
& Supplies
Computers &             5,471,600   Hewlett-Packard Company                           88,829,170        94,986,976      1.4
Peripherals
Household Durables      5,521,200   Koninklijke (Royal) Philips Electronics NV
                                    (NY Registered Shares)                            23,458,988        97,614,816      1.4
Hotels, Restaurants     6,159,800   McDonald's Corporation                           165,067,706        99,049,584      1.4
& Leisure
Pharmaceuticals         1,606,200   Merck & Co., Inc.                                 92,726,693        90,926,982      1.3
Diversified             1,740,200   Morgan Stanley                                    79,620,134        69,468,784      1.0
Financials
Semiconductor           3,813,400   ++National Semiconductor Corporation              70,429,957        57,239,134      0.8
Equipment & Products

Household Products      1,003,500   The Procter & Gamble Company                      55,982,025        86,240,790      1.2
Pharmaceuticals         3,965,200   Schering-Plough Corporation                      135,008,754        88,027,440      1.3
Electrical Equipment    3,797,800   ++Thomas & Betts Corporation (b)                 109,146,459        64,182,820      0.9
Insurance               6,221,900   ++Travelers Property Casualty Corp. (Class A)    101,513,606        91,150,835      1.3
IT Consulting &        11,500,000   ++Unisys Corporation                             136,230,913       113,850,000      1.6
Services
Oil & Gas               7,024,700   Unocal Corporation                               210,186,631       214,815,326      3.1
                                                                                  --------------    --------------    -----
                                                                                   2,042,891,907     2,357,782,233     33.7



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


SCHEDULE OF INVESTMENTS (continued)                                                                Master Basic Value Trust

                           Shares                                                                                Percent of
Industry*                   Held                 Stocks                                 Cost            Value    Net Assets
Low Price-to-Book Value

Communications         10,300,000   ++3Com Corporation                            $   52,040,670    $   47,586,000     0.7%
Equipment
Semiconductor           7,064,700   ++Advanced Micro Devices, Inc.                    87,545,306        45,637,962      0.7
Equipment & Products
Health Care             1,805,700   Aetna Inc. (New Shares)                           52,660,629        74,250,384      1.1
Providers & Services
Electronic Equipment    4,272,300   ++Agilent Technologies, Inc.                     114,233,343        76,730,508      1.1
& Instruments
Media                   2,828,900   ++AOL Time Warner Inc.                            36,401,719        37,058,590      0.5
Aerospace & Defense     1,493,900   The Boeing Company                                48,961,435        49,283,761      0.7
Media                   2,434,850   ++Comcast Corporation (Class A)                   72,174,489        57,365,066      0.8
Automobiles             1,863,400   DaimlerChrysler AG                                68,154,518        57,113,210      0.8
Machinery               4,214,800   Deere & Company                                   97,056,457       193,248,580      2.8
Energy Equipment &      5,600,000   Diamond Offshore Drilling, Inc.                  212,462,928       122,360,000      1.7
Service
Media                   3,482,200   ++Fox Entertainment Group, Inc. (Class A)         68,004,107        90,293,446      1.3
Energy Equipment &      1,505,200   GlobalSantaFe Corporation                         33,554,976        36,606,464      0.5
Service
Energy Equipment &      4,015,600   Halliburton Company                               88,783,819        75,131,876      1.1
Service
Insurance               2,809,900   The Hartford Financial Services Group, Inc.       44,979,044       127,653,757      1.8
Paper & Forest          3,000,000   International Paper Company                      107,463,530       104,910,000      1.5
Products
Household Products      1,868,900   Kimberly-Clark Corporation                        89,353,275        88,716,683      1.3
Semiconductor           7,497,000   ++LSI Logic Corporation                           90,626,302        43,257,690      0.6
Equipment & Products
Media                  13,567,800   ++Liberty Media Corporation (Class A)            172,475,844       121,296,132      1.7
Specialty Retail        1,003,600   The Limited, Inc.                                 16,029,241        13,980,148      0.2
Communications         24,585,900   ++Lucent Technologies Inc.                       160,110,215        30,978,234      0.4
Equipment
Metals & Mining         5,824,400   Massey Energy Company (b)                         67,305,515        56,613,168      0.8
Semiconductor           2,413,500   ++Micron Technology, Inc.                         45,706,449        23,507,490      0.3
Equipment & Products
Communications         11,642,400   Motorola, Inc.                                   182,604,653       100,706,760      1.4
Equipment
Metals & Mining         3,462,100   ++Phelps Dodge Corporation                       142,527,145       109,575,465      1.6
Aerospace & Defense     1,174,900   Raytheon Company                                  35,565,085        36,128,175      0.5
Electronic Equipment    2,086,200   ++Tektronix, Inc.                                 37,080,804        37,947,978      0.5
& Instruments
Industrial              1,956,900   Textron, Inc.                                     92,393,386        84,127,131      1.2
Conglomerates
Specialty Retail        3,261,400   ++Toys 'R' Us, Inc.                               57,536,138        32,614,000      0.5
Media                   1,382,400   Tribune Company                                   44,989,458        62,843,904      0.9
Media                   1,054,300   ++Viacom, Inc. (Class B)                          37,944,948        42,973,268      0.6
Media                   4,515,900   The Walt Disney Company                          101,602,966        73,654,329      1.1
Banks                   6,111,500   Wells Fargo Company                               78,045,706       286,446,005      4.1
                                                                                  --------------    --------------    -----
                                                                                   2,636,374,100     2,440,596,164     34.8


Special Situations

Software                3,512,400   Computer Associates International, Inc.           57,094,700        47,417,400      0.7
Specialty Retail        4,415,500   The Gap, Inc.                                     58,861,547        68,528,560      1.0
Computers &             1,903,800   International Business Machines
Peripherals                         Corporation                                       24,109,148       147,544,500      2.1
                                                                                  --------------    --------------    -----
                                                                                     140,065,395       263,490,460      3.8


                                    Total Stocks                                   6,517,063,198     6,885,577,330     98.3



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


SCHEDULE OF INVESTMENTS (concluded)                                                                Master Basic Value Trust

                        Partnership                                                                              Percent of
                          Interest               Issue                                  Cost            Value    Net Assets
Short-Term Securities

                    $ 328,782,741   Merrill Lynch Liquidity Series, LLC
                                    Cash Sweep Series I (a)                       $  328,782,741    $  328,782,741     4.7%


                                    Total Short-Term Securities                      328,782,741       328,782,741      4.7




Options Purchased



                       Nominal Value                                                  Premiums
                     Covered by Options                                                 Paid
Put Options Purchased   1,200,000   American International Group, Inc.,
                                    expiring January 2003 at USD 65                    6,131,040         8,520,000      0.1
                        1,000,000   Citigroup Inc., expiring March 2003 at
                                    USD 37.5                                           3,480,000         3,800,000      0.0
                          500,000   International Business Machines
                                    Corporation, expiring January 2003
                                    at USD 70                                          4,215,000           425,000      0.0
                        2,000,000   Wells Fargo Company, expiring January
                                    2003 at USD 50                                     8,135,000         6,400,000      0.1


                                    Total Options Purchased                           21,961,040        19,145,000      0.2


                                    Total Investments                              6,867,806,979     7,233,505,071    103.2



                                                                                      Premiums
                                                                                      Received
Options Written


Call Options Written    1,200,000   American International Group, Inc.,
                                    expiring February 2003 at USD 70                 (3,304,884)         (240,000)      0.0
                                    Citigroup Inc.:
                        1,000,000      expiring January 2003 at USD 35               (2,969,910)       (1,450,000)      0.0
                        1,000,000      expiring March 2003 at USD 40                 (1,969,940)         (750,000)      0.0
                        2,000,000   Wells Fargo Company, expiring January
                                    2003 at USD 55                                   (2,062,436)         (200,000)      0.0


                                    Total Options Written                           (10,307,170)       (2,640,000)      0.0


Total Investments, Net of Options Written                                         $6,857,499,809     7,230,865,071    103.2
                                                                                  ==============
Liabilities in Excess of Other Assets                                                                (224,601,594)    (3.2)
                                                                                                    --------------   ------
Net Assets                                                                                          $7,006,263,477   100.0%
                                                                                                    ==============   ======


++Non-income producing security.
*For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a)Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) are as follows:

                                     Net            Net        Interest
Affiliate                          Activity         Cost        Income

Merrill Lynch Liquidity Series,
LLC Cash Sweep Series I         $ 328,782,741  $ 328,782,741  $ 663,900


(b)Investments in companies 5% or more of whose outstanding securities are held by the Trust (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company
Act of 1940) are as follows:


                                  Net Share         Net        Dividend
Industry         Affiliate         Activity         Cost        Income

Metals &       Massey Energy
Mining            Company          212,000      $ 2,664,112   $ 453,652
Electrical    Thomas & Betts
Equipment       Corporation         47,800        785,593         --

See Notes to Financial Statements.



Merrill Lynch Basic Value Fund, Inc., December 31, 2002



FINANCIAL INFORMATION


Statement of Assets and Liabilities                                                                Master Basic Value Trust

                  As of December 31, 2002
Assets:           Investments, at value (including securities loaned of $1,333,512,934)
                  (identified cost--$6,845,845,939)                                                         $ 7,214,360,071
                  Investments held as collateral for loaned securities, at value                              1,376,729,112
                  Options purchased, at value (cost--$21,961,040)                                                19,145,000
                  Receivables:
                     Dividends                                                            $    12,312,647
                     Contributions                                                              6,919,809
                     Interest                                                                     483,099
                     Loaned securities income                                                     146,021        19,861,576
                                                                                          ---------------
                  Prepaid expenses and other assets                                                                  47,337
                                                                                                            ---------------
                  Total assets                                                                                8,630,143,096
                                                                                                            ---------------

Liabilities:      Collateral on securities loaned, at value                                                   1,376,729,112
                  Options written, at value (premiums received--$10,307,170)                                      2,640,000
                  Payables:
                     Securities purchased                                                     189,208,281
                     Withdrawals                                                               52,461,355
                     Investment adviser                                                         2,566,059       244,235,695
                                                                                          ---------------
                  Accrued expenses and other liabilities                                                            274,812
                                                                                                            ---------------
                  Total liabilities                                                                           1,623,879,619
                                                                                                            ---------------

Net Assets:       Net assets                                                                                $ 7,006,263,477
                                                                                                            ===============

Net Assets        Investors' capital                                                                        $ 6,632,898,215
Consist of:       Unrealized appreciation on investments--net                                                   373,365,262
                                                                                                            ---------------
                  Net assets                                                                                $ 7,006,263,477
                                                                                                            ===============


See Notes to Financial Statements.



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


FINANCIAL INFORMATION (continued)


Statement of Operations                                                                            Master Basic Value Trust

                  For the Six Months Ended December 31, 2002
Investment        Dividends (net of $579,866 foreign withholding tax)                                       $    69,861,933
Income:           Interest                                                                                        2,069,948
                  Securities lending--net                                                                           803,145
                                                                                                            ---------------
                  Total income                                                                                   72,735,026
                                                                                                            ---------------

Expenses:         Investment advisory fees                                                $    14,760,933
                  Accounting services                                                             567,701
                  Custodian fees                                                                  178,446
                  Professional fees                                                                76,541
                  Trustees' fees and expenses                                                      28,643
                  Printing and shareholder reports                                                  1,457
                  Pricing fees                                                                        439
                  Other                                                                           172,194
                                                                                          ---------------
                  Total expenses                                                                                 15,786,354
                                                                                                            ---------------
                  Investment income--net                                                                         56,948,672
                                                                                                            ---------------

Realized &        Realized loss on investments--net                                                           (118,030,025)
Unrealized        Change in unrealized appreciation/depreciation on
Loss on           investments--net                                                                            (790,823,966)
Investments--Net:                                                                                           ---------------
                  Total realized and unrealized loss on investments--net                                      (908,853,991)
                                                                                                            ---------------
                  Net Decrease in Net Assets Resulting from Operations                                      $ (851,905,319)
                                                                                                            ===============

See Notes to Financial Statements.



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


FINANCIAL INFORMATION (concluded)


Statements of Changes in Net Assets                                                                Master Basic Value Trust

                                                                                             For the Six         For the
                                                                                             Months Ended       Year Ended
                                                                                             December 31,        June 30,
Decrease in Net Assets:                                                                          2002              2002
Operations:       Investment income--net                                                  $    56,948,672   $   116,629,770
                  Realized gain (loss) on investments--net                                  (118,030,025)       162,614,751
                  Change in unrealized appreciation/depreciation on
                  investments--net                                                          (790,823,966)   (1,253,288,054)
                                                                                          ---------------   ---------------
                  Net decrease in net assets resulting from operations                      (851,905,319)     (974,043,533)
                                                                                          ---------------   ---------------

Capital           Proceeds from contributions                                                 197,685,553     2,155,873,351
Transactions:     Fair value of withdrawals                                                 (646,692,843)   (2,284,337,190)
                                                                                          ---------------   ---------------
                  Net decrease in net assets derived from capital transactions              (449,007,290)     (128,463,839)
                                                                                          ---------------   ---------------

Net Assets:       Total decrease in net assets                                            (1,300,912,609)   (1,102,507,372)
                  Beginning of period                                                       8,307,176,086     9,409,683,458
                                                                                          ---------------   ---------------
                  End of period                                                           $ 7,006,263,477   $ 8,307,176,086
                                                                                          ===============   ===============

See Notes to Financial Statements.



Financial Highlights                                                                               Master Basic Value Trust

                                                                              For the Six       For the      For the Period
                                                                              Months Ended     Year Ended   Oct. 13, 2000++
The following ratios have been derived from information                       December 31,      June 30,      to June 30,
provided in the financial statements.                                             2002            2002            2001
Total                                                                           (8.99%)+++         (8.40%)               --
Investment                                                                   =============   =============    =============
Return:**

Ratios to         Expenses                                                           .43%*            .42%            .42%*
Average                                                                      =============   =============    =============
Net Assets:       Investment income--net                                            1.56%*           1.33%           1.57%*
                                                                             =============   =============    =============

Supplemental      Net assets, end of period (in thousands)                   $   7,006,263   $   8,307,176    $   9,409,683
Data:                                                                        =============   =============    =============
                  Portfolio turnover                                                15.43%          38.15%           37.53%
                                                                             =============   =============    =============

*Annualized.
**Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
++Commencement of operations.
+++Aggregate total investment return.

See Notes to Financial Statements.



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


NOTES TO FINANCIAL STATEMENTS


Master Basic Value Trust


1. Significant Accounting Policies:
Master Basic Value Trust (the "Trust") is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust which may use a matrix system for valuations.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--The Trust is authorized to purchase and write covered call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Trust will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Trust. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


NOTES TO FINANCIAL STATEMENTS (continued)


Master Basic Value Trust


(e) Securities lending--The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee upon the average daily value of the Trust's net assets at the following annual rates: .60% of the Trust's average net assets not exceeding $100 million; .50% of average daily net assets in excess of $100 million but not exceeding $200 million; and .40% of average daily net assets in excess of $200 million.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of December 31, 2002, the Trust lent securities with a value of $400,094,745 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Advisors, LLC ("MLIA"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIA may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIA or in registered money market funds advised by FAM or its affiliates. As of December 31, 2002, cash collateral of $729,666,430 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $647,062,682 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended December 31, 2002, MLIA received $380,180 in securities lending agent fees. In addition, MLPF&S received $452,813 in commissions on the execution of portfolio security transactions for the Trust for the six months ended December 31, 2002.

For the six months ended December 31, 2002, the Fund reimbursed FAM $83,885 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2002 were $1,085,305,067 and $1,209,525,521, respectively.

Net realized gains (losses) for the six months ended December 31, 2002 and net unrealized gains (losses) as of December 31, 2002 were as follows:


                                    Realized           Unrealized
                                  Gains (Losses)     Gains (Losses)

Long-term investments             $(133,840,215)     $  368,514,132
Short-term investments                     1,233                 --
Options purchased                     14,257,233        (2,816,040)
Options written                        1,551,724          7,667,170
                                  --------------     --------------
Total                             $(118,030,025)     $  373,365,262
                                  ==============     ==============



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


NOTES TO FINANCIAL STATEMENTS (concluded)


Master Basic Value Trust


As of December 31, 2002, net unrealized appreciation for Federal income tax purposes aggregated $316,110,976, of which $1,486,467,304 related to appreciated securities and $1,170,356,328 related to depreciated securities. At December 31, 2002, the aggregate cost of investments, including options, for Federal income tax purposes was $6,914,754,095.

Transactions in call options written for the six months ended
December 31, 2002 were as follows:


                                       Nominal
                                        Value           Premiums
                                       Covered          Received

Outstanding call options
written, beginning of
period                                 1,000,000     $      805,975
Options written                        7,200,000         13,200,982
Options closed                       (1,000,000)          (764,977)
Options expired                      (2,000,000)        (2,934,810)
                                  --------------     --------------
Outstanding call options
written, end of period                 5,200,000     $   10,307,170
                                  ==============     ==============



Transactions in put options written for the six months ended
December 31, 2002 were as follows:


                                       Nominal
                                        Value           Premiums
                                       Covered          Received

Outstanding put options
written, beginning of
period                                        --     $           --
Options written                        2,000,000          2,041,937
Options closed                       (2,000,000)        (2,041,937)
                                  --------------     --------------
Outstanding put options
written, end of period                        --     $           --
                                  ==============     ==============



4. Short-Term Borrowings:
The Trust, along with certain other funds managed by FAM and its affiliates, is a party to a credit agreement with Bank One, N.A. and certain other lenders. Effective November 29, 2002, in conjunction with the renewal for one year at the same terms, the total commitment was reduced from $1,000,000,000 to $500,000,000. The Trust may borrow under the credit agreement to fund investor withdrawals and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Trust did not borrow under the credit agreement during the six months ended December 31, 2002.



Merrill Lynch Basic Value Fund, Inc., December 31, 2002


OFFICERS AND DIRECTORS/TRUSTEES


Terry K. Glenn, President and Director/Trustee
Donald W. Burton, Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick, Director/Trustee
J. Thomas Touchton, Director/Trustee
Fred G. Weiss, Director/Trustee
Robert J. Martorelli, Senior Vice President and
   Co-Portfolio Manager
Kevin M. Rendino, Senior Vice President and
   Co-Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary


Effective January 1, 2003, J. Thomas Touchton, Director/Trustee of Merrill Lynch Basic Value Fund, Inc., retired. The Fund's Board of Directors/Trustees wishes Mr. Touchton well in his retirement.



Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

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